UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:   10/31/09

Item 1.  Reports to Stockholders.

Toews Hedged Emerging Markets Fund

Semi-Annual Report

October 31, 2009

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares Toews Hedged Emerging Markets Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Dear Shareholders,

Emerging Markets and our Dynamic Hedging Strategy

Investing in emerging markets has the potential to generate high returns and also bring potential diversification benefits. Our case for emerging markets is justified by four principal causes:

•

Emerging markets (EM) possess a high rate of growth of GDP relative to developed countries

•

Emerging markets are expected to be an increasing percentage of global GDP

•

Emerging markets return on equity is attractive

•

Due to future age & wealth demographics, developed markets may be unable to provide equity rates of return US investors have come to expect

Yet despite the many reasons for investing in emerging markets, our research has shown that emerging markets exhibit higher volatility than their developed country counterparts, and have increased losses during crisis markets.  This trend has continued during the past two years.  During 2008, emerging markets lost 53.3% compared with a loss of 43.4% in the MSCI EAFE index.  As of October 30, emerging markets had gained 64.7% during 2009 relative to a gain of 27.36% in developed countries.

As a consequence of increased emerging markets volatility, as well as a high correlation with developed country markets, the addition of emerging markets to portfolios predictably increases volatility.  The characteristics of high volatility, coupled with the possibility of high returns, makes EM ideal for risk amelioration strategies.  The objective of our emerging markets strategy is to provide investors access to emerging markets while reducing the risk of significant loss.  By doing so, we allow investors access to this potentially lucrative market without meaningfully increasing overall portfolio risk.

Our Strategy and Fund Performance

Our dynamic hedging system enters and exits markets based entirely on asset class price movements.  When prices are rising, the system is fully invested in equities and we attempt to replicate the MSCI Emerging Markets Index.  At every point during a rising market our system maintains an exit point at some percent below the market at which we will exit.  As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of increase of index prices.

From the fund launch on May 15 through October 30 the parameters for a sale out of the index were never met.  As a consequence our fund remained fully invested for the entire period.

Several factors have affected fund performance relative to the MSCI Emerging Markets Index.   The fund underperformed the index during the first day after the launch as it was scaling up to be fully invested in the index.  Also, the fund attempts to participate in index performance by employing an index replication strategy.  Index participation may vary from the index due to a difference in the performance of these instruments relative to the underlying index.

Our Outlook

From the bottom in March of this year through the end of October, the MSCI Emerging Markets index increased 96%.  In our experience, big market gains increase the possibility that the market will fall and vice versa.  However, there are also instances when markets have continued to advance for long periods after significant increases.  Our system affords us the ability to stay committed to emerging markets as long as they are rising and to exit once they turn lower and meet our parameters for a sale.

We thank you for the confidence you have placed in us.

Warmest Regards,

Phillip R. Toews

Randall D. Schroeder

Co-Portfolio Manager

Co-Portfolio Manager

	Toews Hedged Emerging Markets Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	October 31, 2009
Shares	Secuity	Market Value

	EXCHANGE TRADED FUNDS - 99.97%
	EQUITY FUND - 99.97%
810	Direxion Shares Emerging Markets Bull 3X Shares	$ 95,475
1,074,422	iShares MSCI Emerging Markets Index Fund	40,355,290
81,066	Vanguard Emerging Markets ETF	3,048,082
		43,498,847

	TOTAL EXCHANGE TRADED FUNDS	43,498,847
	( Cost - $39,901,551)

	SHORT-TERM INVESTMENTS - 0.28%
119,776	Fifth Third Institutional Money Market Fund, 0.06%
	TOTAL SHORT-TERM INVESTMENTS	119,776
	( Cost - $119,776)

	TOTAL INVESTMENTS - 100.25%
	( Cost - $40,021,327) (a)	43,618,623
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.25%)	(107,947)
	NET ASSETS - 100.00%	$ 43,510,676

At October 31, 2009, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost		$ 3,597,296
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value		-
Net unrealized appreciation		$ 3,597,296

The accompanying footnotes are an integral part of these financial statements.

Toews Hedged Emerging Markets Fund
Statement of Assets and Liabilities (Unaudited)
October 31, 2009

ASSETS:
Investments, at cost	$ 40,021,327
Investments in securities, at value	$ 43,618,623
Receivable for fund shares sold	770,543
Dividends and interest receivable	16
Prepaid expenses and other assets	29,725
Total Assets	44,418,907

LIABILITIES:
Payable for securities purchased	847,761
Accrued advisory fees	36,677
Accrued expenses payable to other affiliates	14,260
Accrued expenses and other liabilities	9,533
Total Liabilities	908,231
Net Assets	$ 43,510,676

NET ASSETS CONSIST OF:
Paid in capital	$ 39,975,769
Accumulated net investment loss	(62,389)
Net unrealized appreciation on investments	3,597,296
Net Assets	$ 43,510,676

Shares Outstanding ( no par value; unlimited number of shares authorized)	3,629,217
Net Asset Value, offering price and redemption price per share*
($43,510,676/ 3,629,217)	$ 11.99

The accompanying footnotes are an integral part of these financial statements.

Toews Hedged Emerging Markets Fund
Statement of Operations
For the period ended October 31, 2009**

INVESTMENT INCOME:
Dividends	$ 127,268
Interest	1,450
Total investment income	128,718

EXPENSES:
Investment advisory fees	159,307
Administration fees	18,424
Registration & filing fees	16,561
Accounting fees	13,917
Transfer agency fees	10,172
Audit fees	7,134
Legal fees	6,781
Custody fees	6,103
Chief Compliance Officer	5,764
Printing expense	4,521
Trustees' fees	2,487
Miscellaneous expenses	2,260
Total expenses	253,431

Less: Investment advisory fee waivers	(62,324)
Net expenses	191,107

Net investment loss	(62,389)

NET UNREALIZED GAIN ON INVESTMENTS:
Net change in unrealized appreciation of investments	3,597,296
Net increase in net assets resulting from operations	$ 3,534,907
_____
**The Fund commenced operations on May 15, 2009.

The accompanying footnotes are an integral part of these financial statements.

Toews Hedged Emerging Markets Fund
Statements of Changes in Net Assets (Unaudited)

For the period
ended
October 31, 2009**
NET INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment loss	$ (62,389)
Net change in unrealized appreciation
on investments	3,597,296
Net increase in net assets resulting
from operations	3,534,907

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued ( 3,695,431 shares)	40,778,027
Cost of shares redeemed (66,214 shares)	(802,258)
Total Capital Share Transactions	39,975,769

Net increase (decrease) in net assets	43,510,676

NET ASSETS:
Beginning of period	-
End of period (including accumulated net investment loss of 62,389)	$ 43,510,676

Accumulated net investment loss at end of period	$ (62,389)
_____
**The Fund commenced operations on May 15, 2009.

The accompanying footnotes are an integral part of these financial statements.

Toews Hedged Emerging Markets Fund
Financial Highlights (Unaudited)

Selected data based on a share outstanding throughout the period (a)
	For the Period
	ended
	Oct. 31,
	2009**

Net asset value, beginning of period	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	(0.03)
Net realized and unrealized gain (loss)
on investments	2.02
Total from investment operations	1.99

LESS DISTRIBUTIONS:
From net investment income	-
From net realized gains on investments	-
Total distributions	-

Net asset value, end of period	$ 11.99

Total return (b)	19.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 43,511
Ratios to average net assets
Expenses, net of reimbursement	1.50%	(c)
Expenses, before reimbursement	1.99%	(c)
Net investment loss, net of reimbursement.	(0.49)%	(c)
Net investment loss, before reimbursement	(0.98)%	(c)
Portfolio turnover rate	0%

**The Fund commenced operations on May 18, 2009.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Manager not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized for periods less than one year.

The accompanying footnotes are an integral part of these financial statements.

Toews Hedged Emerging Markets Fund

Notes to Financial Statements (Unaudited)

October 31, 2009

NOTE 1. ORGANIZATION

Toews Hedged Emerging Markets Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company.  The Fund commenced operations on May 15, 2009.  The primary investment objective of the Fund is long-term capital appreciation.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation- The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ NMS and Small Cap Market traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Toews Hedged Emerging Markets Fund

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2009

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Equity Funds*	$43,498,847	-	-	$43,498,847
Money Market Funds	119,776	-	-	119,776
Total	$43,618,623	-	-	$43,618,623

     The Fund did not hold any Level 3 securities during the period.

    *Please refer to the Schedule of Investments for Industry classifications.

Security Transactions and Investment Income- Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when trade date is used.

.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities

Expenses- Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Toews Hedged Emerging Markets Fund

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2009

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  The fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended October 31, 2009, the Fund did not incur any interest or penalties.

Dividends and Distributions- The Fund will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.  All short-term capital gains are included in ordinary income for tax purposes.

Indemnification- The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into a management agreement with Toews Corporation (the “Manager”).  The Manager has overall supervisory responsibility for the general management and investment of the Fund and its securities portfolio, subject to the authority of the Board.  The Manager receives a monthly fee payable by the Fund and calculated at an annual rate of 1.25% of the average daily net assets of the Fund.  For the period ended October 31, 2009, the Manager earned $159,307 for providing management services to the Fund.

The Manager has contractually agreed to waive its management fees and/or make payments to limit the Fund’s expenses, other than extraordinary non-recurring or acquired fund fees and expenses, at least until August 31, 2010, so that the total annual operating expenses of the Fund do not exceed 1.50%, of average daily net assets.  For the period ended October 31, 2009, the Manager waived fees of $62,324.

Fees waived or expenses reimbursed may be recouped by the Manager from the Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made if it would result in the Fund exceeding the contractual expense limitation described above.  As of October 31, 2009, the cumulative expenses subject to recapture by the Manager amounted to $62,324, all of which will expire in 2012.

Toews Hedged Emerging Markets Fund

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2009

The Fund has entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), whereby GFS provides administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements with GFS are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000 and the basis point fees are:

  10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $24,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on the next $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,250, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended October 31, 2009, the Fund incurred expenses of $5,764 for compliance services pursuant to the Trust’s Agreement with NLCS.

Toews Hedged Emerging Markets Fund

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2009

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended October 31, 2009, GemCom received $513 for providing such services.  The Printing Expense listed in the Statement of Operations includes the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  During the period ended October 31, 2009, the Fund did not pay distribution related charges pursuant to the Plan.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings.  The “interested persons” who also serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the period ended October 31, 2009, amounted to $39,901,672 and $121 respectively.

NOTE 5. SUBSEQUENT EVENTS

In May 2009, FASB issued SFAS No. 165, “Subsequent Events” (“SFAS No. 165”).  The Fund has adopted SFAS No. 165 with these financial statements.  SFAS No. 165 requires the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, SFAS No. 165 requires the Fund to disclose the date through which subsequent events have been evaluated.  Management has evaluated subsequent events through the issuance of these financial statements on December 31, 2009 and has noted no such events.

Toews Hedged Emerging Markets Fund

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur ongoing costs including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  Additionally, you may incur transactional costs in the form of redemption fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on $1,000 invested on May 15, 2009, and held until October 31, 2009.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (5/15/09)	Ending Account Value (10/31/09)	Expenses Paid During Period (5/15/09 to 10/31/09)
Toews Hedged Emerging Markets Fund
Actual	$1,000.00	$1,199.00	$7.68*
Hypothetical (5% return before expenses)	1,000.00	1,017.64	7.63**

 *Expenses Paid During Period- Actual are equal to the Fund’s annualized expense ratio of 1.50% multiplied by the average account value over the period, multiplied by 169/365 (to reflect the number of days in the period ending October 31, 2009).

** Expenses Paid During Period- Hypothetical are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six-month period ended October 31, 2009 (184) divided by the number of days in the fiscal year (365).

Portfolio Analysis as of October 31, 2009 (Unaudited)

Percent of
Net Assets
Exchange Traded Funds	99.97
Short-Term Investments	0.28
Liabilities in Excess of Other Assets	(0.25)
Total	100.00

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/7/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/7/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/7/10